Equity - Disclosure of number of shares outstanding (Details)	12 Months Ended
Dec. 31, 2022 shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	3,132,827,277
Issuance of Special Voting Shares (in shares)	178,790
Increase (decrease) through exercise of warrants, equity (in shares)	69,125,544
Repurchase of treasury shares (in shares)	(69,334,264)
Shares issued to serve Long Term Incentive Plans (in shares)	11,628,030
Number of shares outstanding at end of period (in shares)	3,144,425,377
Common Shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at end of period (in shares)	3,213,372,229
Common Shares | FCA N.V. - Stellantis N.V.
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	3,132,618,655
Increase (decrease) through exercise of warrants, equity (in shares)	69,125,544
Repurchase of treasury shares (in shares)	(69,125,544)
Shares issued to serve Long Term Incentive Plans (in shares)	11,628,030
Number of shares outstanding at end of period (in shares)	3,144,246,685
Special Voting Shares A
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at end of period (in shares)	178,790
Special Voting Shares A | FCA N.V. - Stellantis N.V.
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	0
Issuance of Special Voting Shares (in shares)	178,790
Repurchase of treasury shares (in shares)	(98)
Number of shares outstanding at end of period (in shares)	178,692
Special Voting Shares B
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	208,622
Number of shares outstanding at end of period (in shares)	208,622
Special Voting Shares B | FCA N.V. - Stellantis N.V.
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	208,622
Issuance of Special Voting Shares (in shares)	0
Repurchase of treasury shares (in shares)	(208,622)
Number of shares outstanding at end of period (in shares)	0